Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 2,189,232	$ 468,998
Inventory, net	12,807	13,689
Prepaid expenses and other current assets	124,779	44,794
TOTAL CURRENT ASSETS	2,326,818	527,481
NON-CURRENT ASSETS
Intellectual property, net, a related party		2,850,000
Investment in NovoDX, a related party		500,000
TOTAL NON-CURRENT ASSETS		3,350,000
TOTAL ASSETS	2,326,818	3,877,481
CURRENT LIABILITIES
Accounts payable	170,351	169,432
Accrued expenses and other current liabilities	6,493	16,673
TOTAL CURRENT LIABILITIES	176,844	186,105
Long-term debt, net	58,650
TOTAL NON CURRENT LIABILITIES	58,650
TOTAL LIABILITIES	235,494	186,105
COMMITMENTS AND CONTINGENCIES (Note 7)
STOCKHOLDERS’ EQUITY
Preferred stock, par value of $0.001 per share; 1,000,000 shares authorized, no shares issued and outstanding
Common stock, par value of $0.001 per share; 100,000,000 shares authorized as of December 31, 2025 and 2024; 14,761,925, and 13,110,000 shares issued and outstanding as of December 31, 2025 and 2024, respectively	14,762	13,110
Additional paid-in capital	9,135,341	4,541,057
Common stock payable	83,003
Subscription receivable	(800)
Accumulated deficit	(7,140,982)	(862,791)
TOTAL STOCKHOLDERS’ EQUITY	2,091,324	3,691,376
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 2,326,818	$ 3,877,481